Restructuring and Related Activities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring expense	$ 2,130	$ 0	$ 2,130	$ 0
Payments for restructuring			1,216
Restructuring liabilities	$ 914		$ 914